REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Mobile services	$ 8,688	$ 8,089	$ 8,797
Fixed line services	786	796	809
Total operating revenues	$ 9,474	8,885	$ 9,606
Decrease in service revenue and service costs for comparison purposes		$ 19